FINANCIAL RISK MANAGEMENT - Disclosure of exposure to commodity price risk (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Commodity price risk [Member]
Disclosure Of Commodity Price Risk For Financial Instruments [Line Items]
Copper increase/decrease by US$0.10 per pound	$ 461	$ 511